Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 225,412
Deposits	[1]	946,842	$ 945,843	$ 943,849
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		284,432	293,366	295,316
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		19,406	20,184	19,271
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		35,379	33,975	34,416
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		116,535	114,253	109,683
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 135	$ 123	$ 124

[1]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $135 (April 30, 2025 – $123; October 31, 2024 – $124) of non-interest-bearing deposits.